LOANS, FINANCING AND DEBENTURES - Relevant transactions settled in the year (Details) - Several banks (a syndicated operation) R$ in Thousands, $ in Thousands	Jun. 07, 2024 BRL (R$)	Feb. 15, 2024 USD ($)	Feb. 15, 2024 BRL (R$)
SOFR
LOANS, FINANCING AND DEBENTURES
Borrowings, adjustment to interest rate basis		1.41%	1.41%
CDI
LOANS, FINANCING AND DEBENTURES
Borrowings, adjustment to interest rate basis		112.50%	112.50%
February 2026 | SOFR
LOANS, FINANCING AND DEBENTURES
Principle amount		$ 620,000	R$ 3,209,057
June 2026 | CDI
LOANS, FINANCING AND DEBENTURES
Principle amount	R$ 4,926,631